GENERAL (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 14, 2022	Dec. 31, 2020	Dec. 31, 2019	Sep. 16, 2021	Nov. 10, 2020
Disclosure of joint ventures [line items]
Initial public offering					181,003,584
Percentage of shareholders		100.00%	100.00%
Initial public offering [Member]
Disclosure of joint ventures [line items]
Initial public offering				3,975,947
Aspire Global plc [Member]
Disclosure of joint ventures [line items]
Percentage of outstanding shares to be acquired	100.00%
Consideration for acquisition	$ 367.8
Cash transferred	267.2
Company’s shares value	$ 100.6